Details of Significant Accounts - Share-based payment - Details of arrangements (Details) - Share Incentive Plan $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
No. of options
Options granted | $	12,103
Options forfeited | $	(448)
Options outstanding at December 31 | $	11,655
Weighted-average exercise price per share
Options granted (in dollars) | $ / shares	$ 3.95
Options forfeited (in dollars) | $ / shares	3.95
Options outstanding at December 31 (in dollars) | $ / shares	$ 3.95